Basis of Presentation and Summary of Significant Accounting Policies (Details Narrative)									3 Months Ended		9 Months Ended			12 Months Ended
	Jun. 15, 2020 $ / shares	Aug. 27, 2019	Aug. 19, 2019	Jul. 24, 2019 USD ($) $ / shares	Mar. 08, 2018	Feb. 19, 2015 USD ($) $ / shares shares	Mar. 28, 2014	Apr. 21, 2010	Sep. 30, 2020 USD ($) $ / shares shares	Sep. 30, 2019 USD ($) $ / shares	Sep. 30, 2020 USD ($) $ / shares shares	Sep. 30, 2020 GBP (£)	Sep. 30, 2019 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares
Reverse stock split		1:15 reverse stock split	reverse split in 1-for-15	1-for-15 reverse split	reversed split for a ratio of 1 for 150		effecting a 1:150 reverse split
Common stock par value | $ / shares				$ 0.0001					$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Voting rights percentage									39.00%		39.00%			39.00%	39.00%
Common stock shares outstanding | shares									3,564,299		3,564,299			121,216	62,435
Common stock, shares issued | shares									3,564,299		3,564,299			121,216	62,435
Cash insured by FDIC														$ 250,000
Allowance for doubtful accounts receivable									$ 14,749	$ 0	$ 14,749		$ 0	3,187	$ 17,887
Prepaid expenses									1,784		1,784			18,596	1,926
Contract liabilities									40,427		$ 40,427			$ 41,207	19,701
Intangible asset, amortization period											10 years	10 years		10 years
Asset impairment charges											$ 0			$ 50,000
Depreciation expense									$ 67,447	$ 62,859	199,242		184,484	250,328	263,864
Research and development
Lease term									3 years		3 years				3 years
Current operating lease liabilities									$ 28,489		$ 28,489			29,237
Long-term operating lease liabilities									28,667		28,667			51,620
Right of use assets									$ 59,906		$ 59,906			$ 83,679
UK Office and Warehouse [Member]
Foreign currency translation rate											1.292300	1.292300
Lease term				3 years					3 years		3 years
Annual rent				$ 33,866							$ 33,000
Consultant [Member]
Common stock par value | $ / shares						$ 0.0001
Common stock, shares issued | shares						444
Share issued price per share | $ / shares						$ 112.61
Number of common stock issued, value						$ 50,000
Accounting Standards Update 2016-09 [Member]
Share-based payment award, replacement, repurchase price | $ / shares									$ 0		$ 0			$ 0
US$: GBP [Member] | Closing Rate [Member]
Foreign currency translation rate									1.2923	1.269800	1.2923	1.2923	1.269800	1.3262	1.274700
US$: GBP [Member] | Quarterly Average Rate [Member]
Foreign currency translation rate									1.293173	1.293793	1.293173	1.293173	1.293793
US$: GBP [Member] | Yearly Average Rate [Member]
Foreign currency translation rate									1.271713	1.285336	1.271713	1.271713	1.285336	1.276933	1.296229
GBP [Member] | UK Office and Warehouse [Member]
Foreign currency translation rate				1.3262
Annual rent				$ 25,536								£ 25,536
Maximum [Member]
Cash insured by FDIC									$ 250,000		$ 250,000
Maximum [Member] | May 2019 Private Offering [Member] | Note Purchase Agreement [Member]
Conversion price per share | $ / shares	$ 0.20
Beneficial ownership limitation upon conversion, percentage	0.0999
Minimum [Member] | May 2019 Private Offering [Member] | Note Purchase Agreement [Member]
Conversion price per share | $ / shares	$ 0.10
Beneficial ownership limitation upon conversion, percentage	0.0499
EClips Media Technologies, Inc [Member]
Reverse stock split								effecting a 2:1 forward split